Non-Financial Assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Assets [Abstract]
Non-Financial Assets
15.	Non-Financial Assets
Non-financial assets as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current
		In millions of won
Advanced payments	￦	300,350	75,489	467,156	66,174
Prepaid expenses		440,079	214,022	431,087	221,922
Others (*)		368,892	60,659	369,671	40,108

	￦	1,109,321	350,170	1,267,914	328,204

(*)	Details of others as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current
		In millions of won
Greenhouse gas emissions rights	￦	25,246	—	211,969	—
Other quick assets		343,646	60,659	157,702	40,108

	￦	368,892	60,659	369,671	40,108